UNITED STATES
       		SECURITIES AND EXCHANGE COMMISSION
       			FORM 13F



       		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:


December 31, 2003

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
       		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

	Lloyd Moskowitz  New York, New York  February 11, 2004


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.



		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	90
Form 13F Information Table Value Total:	$520,615


List of Other Included Managers:

No. 13F File Number		Name







 WALTER F. HARRISON, III











 WALTER F. HARRISON, III










            FORM 13F










   AS OF DECEMBER 31, 2003





                   FORM 13F



Name of Reporting Manager : Walter F. Harrison III














(SEC

Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:


Item 7:
Item 8:
USE
ONLY)

Name of Issuer
Title of
Class
CUSIP
Fair Market
Shares of
Investment


Managers
Voting Authority



Number
Value
Principal
Discretion
(b)
Shared

See Instruc. V
 (Shares)






Amount
(a) Sole
As
Defined
(c)
Shared

(a) Sole
(b)
Shared
(c)
None










































in Instr.
V
Other




AG SERVICES OF AMERICA

Common
001250109

2,283,664
          269,300
X


Walter
Harrison
X


AFFILIATED MANAGERS GROUP

Common
008252108

1,297,575
            18,646
X


Walter
Harrison
X


AGERE SYSTEMS INC
Common
00845V100

976,302
          320,099
X


Walter
Harrison
X


AGILENT TECHNOLOGIES INC
Common
00846U101

1,597,147
            54,622
X


Walter
Harrison
X


ALLIANT TECHSYSTEMS INC

Common
018804104

17,734,226
          307,033
X


Walter
Harrison
X


ALTRIA GROUP
Common
02209S103

15,378,276
          282,585
X


Walter
Harrison
X


AMERICAN TECHNOLOGY CORP CMN
Common
030145205

1,849,336
          387,539
X


Walter
Harrison
X


ANTHRACITE CAPITAL INC

Common
037023108

3,982,543
          359,760
X


Walter
Harrison
X


APPLIED MICRO CIRCUITS CORP
Common
03822W109

380,026
            63,656
X


Walter
Harrison
X


BANK NEW YORK INC

Common
064057102

15,248,150
          460,391
X


Walter
Harrison
X


BINDVIEW DEVELOPMENT CORP
Common
090327107

1,010,251
          267,971
X


Walter
Harrison
X


BJ SERVICES CO
Common
055482103

378,171
            10,534
X


Walter
Harrison
X


BRITESMILE  INC

Common
110415205

694,047
            27,357
X


Walter
Harrison
X


CABLEVISION SYSTEMS CORP
Common
12686C109

1,450,788
            62,026
X


Walter
Harrison
X


CADENCE DESIGN SYSTEMS INC
Common
127387108

1,729,244
            96,176
X


Walter
Harrison
X


CAPITAL AUTOMOTIVE REIT

Common
139733109

17,744,960
          554,530
X


Walter
Harrison
X


CAPITAL CROSSING BANK

Common
140071101

13,260,214
          280,100
X


Walter
Harrison
X


CAREMARK RX INC
Common
141705103

11,843,016
          467,549
X


Walter
Harrison
X


CENDANT CORP
Common
151313103

4,716,185
          211,773
X


Walter
Harrison
X


CENTENE CORP DEL
Common
15135B101

434,603
            15,516
X


Walter
Harrison
X


CITIZENS COMMUNICATIONS
COMPANY

Common
17453B101

4,555,656
          366,800
X


Walter
Harrison
X


CNA FINANCIAL CORP

Common
126117100

14,472,966
          600,538
X


Walter
Harrison
X


COMCAST CORP
Common
20030N200

530,334
            16,949
X


Walter
Harrison
X


COMPUTER ASSOC INTL INC.

Common
204912109

16,135,084
          590,164
X


Walter
Harrison
X


CYBERONICS

Common
23251P102

9,788,800
          305,900
X


Walter
Harrison
X


DIAMONDCLUSTER INT'L
Common
25278P106

1,017,368
            99,742
X


Walter
Harrison
X


EBAY INC
Common
278642103

559,652
              8,662
X


Walter
Harrison
X


EVEREST REINSURANCE

Common
G3223R108

23,202,819
          274,265
X


Walter
Harrison
X


FANNIE MAE COMMON STOCK
Common
313586109

14,585,809
          194,322
X


Walter
Harrison
X


FAIRFAX FINANCIAL

Common
030390110
                    40
              2,000
X


Walter
Harrison
X


FIRST NIAGRA FINANCIAL GROUP
Common
33582V108

756,284
            50,520
X


Walter
Harrison
X


FIRST REPUBLIC BANK

Common
336158100

9,377,810
          261,950
X


Walter
Harrison
X


FOOT LOCKER INC
Common
344849104

2,390,728
          101,950
X


Walter
Harrison
X


FOREST CITY ENTERPRISES (CL-A)
     Class-A
345550107

19,374,578
          407,800
X


Walter
Harrison
X


GOOD GUYS INC

Common
382091106

1,336,600
          652,000
X


Walter
Harrison
X


HOLLINGER ITNL INC CL A

Common
435569108

4,993,714
          319,700
X


Walter
Harrison
X


HOLLYWOOD MEDIA CORP

Common
436233100

3,352,680
       1,260,406
X


Walter
Harrison
X


HOME DEPOT
Common
437076102

1,413,780
            39,836
X


Walter
Harrison
X


HUDSON HIGHLAND GROUP INC
Common
443792106

445,181
            18,784
X


Walter
Harrison
X


HUGHES ELECTRONICS
CORPORATION
Common
444418107

3,730,453
          225,405
X


Walter
Harrison
X


ITLA CAP CORP

Common
450565106

14,539,020
          290,200
X


Walter
Harrison
X


JABIL CIRCUIT
Common
466313103

722,216
            25,520
X


Walter
Harrison
X


LABORATORY CORP AMER HLDGS
CMN
Common
50540R409

1,392,350
            37,682
X


Walter
Harrison
X


LAKES ENTERTAINMENT INC

Common
51206P109

4,663,313
          288,750
X


Walter
Harrison
X


LIBERTY MEDIA

Common
530718105

12,186,453
       1,024,933
X


Walter
Harrison
X


LONE STAR STEAKHOUSE SALOON

Common
542307103

3,373,866
          145,300
X


Walter
Harrison
X


M SYS FLASD DISK PIONEERS LD
Common
M7061C100

527,350
            30,571
X


Walter
Harrison
X


MAGNUM HUNTER RESOURCES
Common
55972F203

9,751,516
       1,025,396
X


Walter
Harrison
X


MAYORS JEWELERS INC

Common
578462103

385,377
          520,780
X


Walter
Harrison
X


METTLER TOLEDO INTL

Common
592688105

7,703,325
          182,500
X


Walter
Harrison
X


MICROMUSE INC
Common
595094103

1,192,079
          172,765
X


Walter
Harrison
X


MONSTER WORLDWIDE
Common
611742107

530,224
            24,145
X


Walter
Harrison
X


NANO PROPRIETARY INC
Common
63007X108

402,825
          147,555
X


Walter
Harrison
X


NASDAQ-100 TRUST SERIES
Common
631100104

87,504
              2,400
X


Walter
Harrison
X


NEW YORK COMMUNITY BANCORP INC

Common
649445103

12,067,139
          317,139
X


Walter
Harrison
X


NORTH FORK BANCORPORATION INC
NY

Common
659424105

15,489,933
          382,751
X


Walter
Harrison
X


NTL (DELWARE) INC.
Common
62940M104

1,793,970
            25,720
X


Walter
Harrison
X


OCWEN FINANCIAL CORP

Common
675746101

5,765,601
          650,745
X


Walter
Harrison
X


ONYX PHARMACEUTICALS INC
Common
683399109

290,487
            10,290
X


Walter
Harrison
X


PEP BOYS MANNY-MOE & JACK
Common
713278109

120,456
              5,267
X


Walter
Harrison
X


PFF BANCORP

Common
69331W104

6,933,108
          191,100
X


Walter
Harrison
X


PFIZER INC
Common
717081103

2,810,290
            79,544
X


Walter
Harrison
X


PARK PLACE ENTERTAINMENT CORP

Common
700690100

4,154,117
          383,575
X


Walter
Harrison
X


POWERWAVE TECHNOLOGIES INC
Common
739363109

886,261
          114,504
X


Walter
Harrison
X


PULTE HOMES INC

Common
745867101

27,470,355
          293,424
X


Walter
Harrison
X


PREPAID LEGAL SERVICES
Common
740065107

270,499
            10,356
X


Walter
Harrison
X


PRICE COMMUNICATIONS
Common
741437305

2,089,953
          152,218
X


Walter
Harrison
X


PROGRESS SOFTWARE
Common
743312100

453,373
            22,159
X


Walter
Harrison
X


PROVIDIAN FINANCIAL CORP
Common
74406A102

770,859
            66,225
X


Walter
Harrison
X


RADIAN GROUP INC(CMAC)

Common
750236101

16,484,228
          338,138
X


Walter
Harrison
X


RECONDITIONED SYSTEMS INC

Common
756240305

547,583
          365,055
X


Walter
Harrison
X


REDWOOD TRUST INC

Common
758075402

21,038,171
          413,730
X


Walter
Harrison
X


REYNOLDS & REYNOLDS CO CL-A
     Class-A
761695105

20,727,611
          713,515
X


Walter
Harrison
X


SALIX PHARMACEUTICALS, LTD CMN
Common
795435106

448,134
            19,759
X


Walter
Harrison
X


SMITH & WOLLENSKY RESTAURANT
Common
831758107

3,526,864
          552,800
X


Walter
Harrison
X


SOUNDVIEW TECHNOLOGIES
Common
83611Q406

480,190
            31,000
X


Walter
Harrison
X


STANDARD & POORS DEP RCPTS
SPDR
Common
78462F103

34,866,806
          313,325
X


Walter
Harrison
X


STORAGE NETWORKS INC  CMN
Common
86211E103

193,368
          115,100
X


Walter
Harrison
X


SYMBOL TECHNOLOGIES
Common
871508107

1,240,723
            73,459
X


Walter
Harrison
X


TIME WARNER INC
Common
887317105

3,592,387
          199,688
X


Walter
Harrison
X


TEVA PHARMACEUTICAL IND LTD

Common
881624209

8,839,161
          155,866
X


Walter
Harrison
X


US BANCORP
Common
902973304

6,259,637
          210,196
X


Walter
Harrison
X


WADDELL & REED FIN, INC

Common
930059100

903,093
            38,495
X


Walter
Harrison
X


WASHINGTON MUTUAL, INC

Common
939322103

9,052,436
          225,634
X


Walter
Harrison
X


WEB METHODS INC
Common
94768C108

5,014
                551
X


Walter
Harrison
X


WESTWOOD ONE INC
Common
961815107

1,404,663
            41,060
X


Walter
Harrison
X


WILD OATS MARKETS
Common
96808B107

2,221,180
          171,785
X


Walter
Harrison
X


WILLIS GROUP HOLDINGS LTD
Common
G96655108

2,608,059
            76,550
X


Walter
Harrison
X


WYETH
Common
983024100

936,107
            22,052
X


Walter
Harrison
X


XM SATELLITE RADIO HLDGS INC
Class-A
983759101

406,943
            15,479
X


Walter
Harrison
X




Total

520,615,237







